Notes Payable (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total notes payable	$ 89,529	$ 165,000	$ 267,184
Less: current portion	89,529	165,000	267,184
Long term portion of notes payable
Notes Payable [Member]
Total notes payable		75,000	75,000
Notes Payable One [Member]
Total notes payable	$ 89,529	90,000	90,000
Notes Payable Two [Member]
Total notes payable			29,000
Notes Payable Three [Member]
Total notes payable			28,533
Notes Payable Four [Member]
Total notes payable			$ 44,651